Commitments - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Future minimum payments receivable under non-cancelable sublease agreements	$ 7.9	$ 14.5
Sublease receivables	$ 2.1	$ 3.6